Note 15 - Pension Plan - Changes in Benefit Obligations (Details) - Pension Plan [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Projected benefit obligation	$ 42,368	$ 36,659
Current service cost	1,013	1,220
Plan participant / third party contributions	246	308
Interest cost	744	701
Benefits paid	(601)	(495)
Individual settlements	84
Curtailment		(125)
Foreign exchange	(2,038)	5,204
Expected projected benefit obligation, December 31	41,817	43,472
Actuarial gain, net of foreign exchange	(2,842)	(1,105)
Projected benefit obligation	$ 38,975	$ 42,368